Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense under operating lease agreements	$ 26,400,000	$ 21,500,000	$ 20,300,000
Percentage of royalty on net product sales range, minimum	1.00%
Percentage of royalty on net product sales range, maximum	25.00%
Accrued royalties	19,925,000	17,600,000
Royalty expense related to agreements	53,200,000	52,500,000	43,300,000
Total contingent obligation	120,300,000
Contingent cash payments to be made in next twelve months	65,700,000
Additional contingent cash payments to be made in 2015	16,500,000
Additional contingent cash payments to be made in 2016	17,800,000
Additional contingent cash payments to be made in 2017	7,000,000
Additional contingent cash payments to be made from current until fifth year	13,300,000
Fair value of contingent consideration	6,100,000
Commitment under employment contract agreements	15,700,000
Amounts held in escrow in connection with acquisitions	2,500,000	7,521,000
Preacquisition contingencies included in accrued and other liabilities	$ 135,000	$ 5,493,000